Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 03, 2012
Registrant Name	dei_EntityRegistrantName	ALGER INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011